Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of property plant and equipment net
%
Furniture and office equipment	7-15
Computers	33
Office improvements	10

Schedule of financial assets and liabilities that are measured at fair value
	Balance as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Fair Value of convertible component in convertible loan	-	-	48	48
Total liabilities	-	-	48	48

Schedule of changes in fair value
Fair value of Convertible component
Outstanding at January 1, 2020	-
Fair value of issued level 3 liability	276
Changes in fair value	(228)
Outstanding at December 31, 2020	48